Expenses by nature (Details 2 - Textual) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Depreciation and amortization	[1]	R$ 94,558	R$ 48,354	R$ 29,882
Share-based compensation	[2]	5,486	2,531	934
Consulting expenses	[3]	18,480	9,177	446
Acquisitions expenses		18,335	6,957	446
Costs directly attributable to secondary public share offerings		0	2,220	0
Fair value adjustment on account payable for business combination		(11,497)	0	0
Other expenses related to business combination		11,153
Costs of services
Expenses by nature
Depreciation and amortization		40,968	31,884	24,089
Share-based compensation		4,235	1,930	139
General and administrative expense
Expenses by nature
Depreciation and amortization		10,521	9,365	5,793
Amortization of intangible assets acquired in business combination included in depreciation and amortization		43,069	7,105
Share-based compensation		R$ 1,251	R$ 600	R$ 795

[1]	Depreciation and amortization include R$40,968 (R$31,884 as of December 31, 2021 and R$24,089 as of December 31, 2020) classified as cost of services and R$10,521 (R$9,365 as of December 31, 2021 and R$5,793 as of December 31, 2020) as expenses, and R$43,069 (R$7,105 as of December 31, 2021) regarding identifiable net assets amortization as expenses.
[2]	Share-based compensation includes R$4,235 (R$1,930 as of December 31, 2021 and R$139 as of December 31, 2020) classified as cost of services and R1,251 (R$600 as of December 31, 2021 and R$795 as of December 31, 2020) as expenses.
[3]	Consulting expenses includes R$18,335 (R$6,957 as of December 31, 2021 and R$446 as of December 31, 2020) related to acquisitions and R$2,220 as of December 31, 2021 referring to costs directly attributable to secondary public share offering.